FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Table)	12 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Schedule of items designated as hedging instruments

		Carrying	Carrying	Changes in	Hedge	Amounts reclassified
	Nominal	amount	amount	fair value	ineffectiveness	from hedging reserve
	amount	assets	liabilities	in OCI	in profit or loss	to profit or loss	Line item in
	$ million	$ million	$ million	$ million	$ million	$ million	profit or loss
At 31 December 2020
Foreign currency risk
Forward exchange contracts[1]	2,581	22	(59)	(30)	–	(6)	Cash flow hedges
Interest rate risk
Interest rate swaps[2]	(120)	2	–	–	–	–	N/A
At 31 December 2019
Foreign currency risk
Forward exchange contracts[1]	2,331	26	23	(5)	–	(19)	Cash flow hedges
Interest rate risk
Interest rate swaps[2]	(120)	–	–	–	–	–	N/A
1	Presented in Trade and other receivables and Trade and other payables on the Balance Sheet.
2	Presented in Trade and other receivables on the Balance Sheet.

Currency and interest rate profile of interest bearing liabilities

							Fixed rate liabilities
								Weighted
								average
			Interest				Weighted	time
	Gross	Currency	rate	Total	Floating	Fixed rate	average	for which
	borrowings	swaps	swaps	liabilities	rate liabilities	liabilities	interest rate	rate is fixed
	$ million	$ million	$ million	$ million	$ million	$ million	%	Years
At 31 December 2020
US Dollar	(2,548)	(240)	–	(2,788)	(391)	(2,397)	2.7	7.1
Other	(938)	(141)	–	(1,079)	(1,079)	–	–	–
Total interest bearing liabilities	(3,486)	(381)	–	(3,867)	(1,470)	(2,397)
At 31 December 2019
US Dollar	(1,005)	(118)	–	(1,123)	(268)	(855)	3.4	3.8
Other	(872)	(97)	–	(969)	(969)	–	–	–
Total interest bearing liabilities	(1,877)	(215)	–	(2,092)	(1,237)	(855)

Currency and interest rate profile of interest bearing assets

	Cash	Currency	Interest rate		Floating	Fixed
	at bank	swaps	swaps	Total assets	rate assets	rate assets
	$ million	$ million	$ million	$ million	$ million	$ million
At 31 December 2020
US Dollar	1,648	139	2	1,789	1,787	2
Other	114	242	–	356	356	–
Total interest bearing assets	1,762	381	2	2,145	2,143	2
At 31 December 2019
US Dollar	181	96	–	277	277	–
Other	96	119	–	215	215	–
Total interest bearing assets	277	215	–	492	492	–

Schedule of fair value of financial instruments

						Carrying amount			Fair value
	Fair value – hedging instruments	Amortised cost	Fair value through OCI	Fair value through profit or loss	Other financial liabilities	Total	Level 2	Level 3	Total
At 31 December 2020	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Financial assets measured at fair value
Forward foreign exchange contracts	20	–	–	–	–	20	20	–	20
Investments	–	–	–	9	–	9	–	9	9
Contingent consideration receivable	–	–	–	37	–	37	–	37	37
Interest rate swaps	–	–	2	–	–	2	2	–	2
Currency swaps	–	–	2	–	–	2	2	–	2
	20	–	4	46	–	70
Financial liabilities measured at fair value
Acquisition consideration	–	–	–	(128)	–	(128)	–	(128)	(128)
Forward foreign exchange contracts	(57)	–	–	–	–	(57)	(57)	–	(57)
Currency swaps	–	–	(2)	–	–	(2)	(2)	–	(2)
	(57)	–	(2)	(128)	–	(187)
Financial assets not measured at fair value
Trade and other receivables	986	–	–	–	–	986
Cash at bank	–	1,762	–	–	–	1,762
	986	1,762	–	–	–	2,748
Financial liabilities not measured at fair value
Acquisition consideration	–	–	–	–	(37)	(37)
Bank overdrafts	–	–	–	–	(11)	(11)
Bank loans	–	–	–	–	(931)	(931)
Corporate bond	–	–	–	–	(992)	(992)
Private placement debt in a hedge relationship	–	–	–	–	(122)	(122)
Private placement debt not in a hedge relationship	–	–	–	–	(1,430)	(1,430)
Trade and other payables	–	–	–	–	(892)	(892)
	–	–	–	–	(4,415)	(4,415)

						Carrying amount			Fair value
	Fair value – hedging instruments	Amortised cost	Fair value through OCI	Fair value through profit or loss	Other financial liabilities	Total	Level 2	Level 3	Total
At 31 December 2019	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Financial assets measured at fair value
Forward foreign exchange contracts	25	–	–	–	–	25	25	–	25
Investments	–	–	–	7	–	7	–	7	7
Contingent consideration receivable	–	–	–	39	–	39	–	39	39
Currency swaps	–	–	1	–	–	1	1	–	1
	25	–	1	46	–	72
Financial liabilities measured at fair value
Acquisition consideration	–	–	–	(141)	–	(141)	–	(141)	(141)
Forward foreign exchange contracts	(22)	–	–	–	–	(22)	(22)	–	(22)
Currency swaps	–	–	(1)	–	–	(1)	(1)	–	(1)
	(22)	–	(1)	(141)	–	(164)
Financial assets not measured at fair value
Trade and other receivables	1,184	–	–	–	–	1,184
Cash at bank	–	277	–	–	–	277
	1,184	277	–	–	–	1,461
Financial liabilities not measured at fair value
Acquisition consideration	–	–	–	–	(40)	(40)
Bank overdrafts	–	–	–	–	(20)	(20)
Bank loans	–	–	–	–	(857)	(857)
Private placement debt in a hedge relationship	–	–	–	–	(120)	(120)
Private placement debt not in a hedge relationship	–	–	–	–	(880)	(880)
Trade and other payables	–	–	–	–	(944)	(944)
	–	–	–	–	(2,861)	(2,861)

Schedule of movements for financial instruments measured using Level 3 valuation methods

	2020	2019
	$ million	$ million
Investments
At 1 January	7	34
Acquisitions	–	17
Additions	2	1
Fair value remeasurement	–	12
Distributions received	–	(2)
Disposals	–	(46)
Transfers	–	(9)
At 31 December	9	7

Contingent consideration receivable
At 1 January	39	–
Arising on acquisitions	–	22
Arising on disposals	–	17
Receipts	(2)	–
At 31 December	37	39

Acquisition consideration liability
At 1 January	(141)	(99)
Arising on acquisitions	(49)	(103)
Payments	51	51
Transfers	–	13
Remeasurements	12	–
Discount unwind	(1)	(3)
At 31 December	(128)	(141)